VIRTUS KAR DEVELOPING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—14.4%
Addcn Technology Co., Ltd. (Taiwan)	5,732	$ 38
Autohome, Inc. ADR (China)	1,457	57
Baltic Classifieds Group plc (United Kingdom)(1)	41,786	66
NAVER Corp. (South Korea)	157	29
Sarana Menara Nusantara Tbk PT (Indonesia)	981,000	73
Tencent Holdings Ltd. (China)	1,300	59
Tongdao Liepin Group (China)(1)	13,000	16
Wirtualna Polska Holding S.A. (Poland)	1,864	43
		381

Consumer Discretionary—19.4%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	786	89
Allegro.eu S.A. (Poland)(1)	5,645	30
JD.com, Inc. ADR (China)	1,233	79
JD.com, Inc. Class A (China)	1,447	47
Prosus N.V. (China)(1)	824	54
Union Auction PCL (Thailand)	159,200	35
Vasta Platform Ltd. Class A (Brazil)(1)	37,828	180
		514

Consumer Staples—19.1%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,400	69
Carlsberg Brewery Malaysia Bhd (Malaysia)	11,200	57
Fraser and Neave Ltd. (Singapore)	58,700	56
Heineken Malaysia Bhd (Malaysia)	10,800	56
Pernod Ricard S.A. (France)	285	52
Taisun International Holding Corp. (Taiwan)	8,000	19
Thai Beverage PCL (Thailand)	142,500	66
Wal-Mart de Mexico SAB de C.V. (Mexico)	23,115	80
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	51
		506

Financials—8.5%
Bank Central Asia Tbk PT (Indonesia)	160,000	78
HDFC Bank Ltd. ADR (India)	974	53
Qualitas Controladora SAB de CV (Mexico)	7,786	36
United Overseas Bank Ltd. (Singapore)	3,100	59
		226

Health Care—2.1%
Prodia Widyahusada Tbk PT (Indonesia)	126,000	55
Industrials—27.5%
Boa Vista Servicos S.A. (Brazil)	61,193	63
Credit Bureau Asia Ltd. (Singapore)	136,900	98
GFC Ltd. (Taiwan)	19,000	46
Grupa Pracuj S.A. (Poland)(1)	8,964	112
Haitian International Holdings Ltd. (China)	21,166	54
HeadHunter Group plc ADR (Russia)(2)	270	—(3)
NICE Information Service Co., Ltd. (South Korea)	4,472	50
S-1 Corp. (South Korea)	1,579	78
SaraminHR Co., Ltd. (South Korea)	1,814	49
Tegma Gestao Logistica S.A. (Brazil)	49,744	130
Voltronic Power Technology Corp. (Taiwan)	1,000	49
		729

	Shares	Value

Information Technology—5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,445	$ 118
Webcash Corp. (South Korea)	1,458	18
		136

Real Estate—1.2%
American Tower Corp. (United States)	126	32
Total Common Stocks (Identified Cost $3,201)		2,579

Total Long-Term Investments—97.4% (Identified Cost $3,201)		2,579

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(4)	24,125	24
Total Short-Term Investment (Identified Cost $24)		24

TOTAL INVESTMENTS—98.3% (Identified Cost $3,225)		$2,603
Other assets and liabilities, net—1.7%		45
NET ASSETS—100.0%		$2,648

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	22%
Brazil	14
Taiwan	10
South Korea	9
Singapore	8
Indonesia	8
Poland	7
Other	22
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR DEVELOPING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$2,579	$2,579	$—(1)
Money Market Mutual Fund	24	24	—
Total Investments	$2,603	$2,603	$—(1)

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2)  at June 30, 2022.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR DEVELOPING MARKETS FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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